Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Adjustment to closing equity in respect of hyperinflation	Adjusted balance	Equity attributable to parent company shareholders	Equity attributable to parent company shareholders Adjustment to closing equity in respect of hyperinflation	Equity attributable to parent company shareholders Adjusted balance	Share capital	Share capital Adjusted balance	Share premium	Share premium Adjusted balance	Other reserves	Other reserves Adjusted balance	Total retained earnings	Total retained earnings Adjustment to closing equity in respect of hyperinflation	Total retained earnings Adjusted balance	Own shares	Own shares Adjusted balance	Other retained earnings	Other retained earnings Adjustment to closing equity in respect of hyperinflation	Other retained earnings Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment to closing equity in respect of hyperinflation	Non-controlling interests Adjusted balance
Beginning balance at Jun. 30, 2023	$ 11,709	$ 51	$ 11,760	$ 9,856	$ 41	$ 9,897	$ 898	$ 898	$ 1,703	$ 1,703	$ 665	$ 665	$ 6,590	$ 41	$ 6,631	$ (2,286)	$ (2,286)	$ 8,876	$ 41	$ 8,917	$ 1,853	$ 10	$ 1,863
Profit for the period	2,342			2,210									2,210					2,210			132
Other comprehensive (loss)/income	(93)			(84)							(168)		84					84			(9)
Total comprehensive (loss)/income for the period	2,249			2,126							(168)		2,294					2,294			123
Employee share schemes	34			34									34			30		4
Share-based incentive plans	24			24									24					24
Share-based incentive plans in respect of associates	2			2									2					2
Tax on share-based incentive plans	(7)			(7)									(7)					(7)
Unclaimed dividend	1			1									1					1
Change in fair value of put option	40			40									40					40
Share buyback programme	(977)			(977)			(5)				5		(977)					(977)
Dividend declared for the period	(1,402)			(1,349)									(1,349)					(1,349)			(53)
Ending balance at Dec. 31, 2023	11,724			9,791			893		1,703		502		6,693			(2,256)		8,949			1,933
Beginning balance at Jun. 30, 2024	12,070			10,032			887		1,703		(91)		7,533			(2,250)		9,783			2,038
Profit for the period	2,075			1,935									1,935					1,935			140
Other comprehensive (loss)/income	(384)			(370)							(373)		3					3			(14)
Total comprehensive (loss)/income for the period	1,691			1,565							(373)		1,938					1,938			126
Employee share schemes	22			22									22			19		3
Share-based incentive plans	33			33									33					33
Share-based incentive plans in respect of associates	2			2									2					2
Share-based payments and purchase of own shares in respect of subsidiaries	(5)			(3)									(3)					(3)			(2)
Change in non-controlling interests from disposal of business	11																				11
Change in fair value of put option	11			11									11					11
Tax on share buyback	21			21									21					21
Dividend declared for the period	(1,451)			(1,399)									(1,399)					(1,399)			(52)
Ending balance at Dec. 31, 2024	$ 12,405			$ 10,284			$ 887		$ 1,703		$ (464)		$ 8,158			$ (2,231)		$ 10,389			$ 2,121